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[logo] PIONEER Investments(R)

                                                                January 19, 2012

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Pioneer Series Trust VII (the "Trust")
    (File Nos. 333-62166 and 811-10395)
    CIK No. 0001140157

Ladies and Gentlemen:

     On behalf of Pioneer Global Aggregate Bond Fund (the "Fund"), a series of the Trust, a Delaware statutory trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for the Fund. These exhibits contain the updated risk/return summary information in the prospectus for the Fund dated March 1, 2011, supplemented as of December 30, 2011, as filed under Rule 497(e) on December 29, 2011 (SEC accession number 0001193125-11-355294).

     If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

                                                   Very truly yours,


                                                   /s/ Thomas Reyes
                                                   ------------------------
                                                   Thomas Reyes
                                                   Assistant Secretary

cc: Jeremy B Kantrowitz, Esq.
    Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820

"Member of the UniCredit S.p.A. Banking Group, Register of Banking Groups."


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                            PIONEER SERIES TRUST VII

                                  EXHIBIT INDEX

Exhibits for Item 28 of Form N-1A

Exhibit No.    Description

EX-101.INS     XBRL Instance Document
EX-101.SCH     XBRL Taxonomy Extension Schema Document
EX-101.CAL     XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase


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